Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

April 30, 2019

Dates Covered
Collections Period	04/01/19 - 04/30/19
Interest Accrual Period	04/15/19 - 05/14/19
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/19	204,859,878.78	17,147
Yield Supplement Overcollateralization Amount 03/31/19	4,879,343.82	0
Receivables Balance 03/31/19	209,739,222.60	17,147
Principal Payments	10,291,913.83	304
Defaulted Receivables	545,708.13	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/19	4,490,912.01	0
Pool Balance at 04/30/19	194,410,688.63	16,809

Pool Statistics	$ Amount	# of Accounts
Pool Factor	21.65%
Prepayment ABS Speed	1.21%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	4,535,326.68	286
Past Due 61-90 days	1,248,387.82	77
Past Due 91-120 days	208,233.62	13
Past Due 121+ days	0.00	0
Total	5,991,948.12	376

Total 31+ Delinquent as % Ending Pool Balance	3.08%
Total 61+ Delinquent as % Ending Pool Balance	0.75%
Delinquency Trigger Occurred	NO

Recoveries	479,544.82
Aggregate Net Losses/(Gains) - April 2019	66,163.31
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.38%
Prior Net Losses Ratio	1.10%
Second Prior Net Losses Ratio	1.87%
Third Prior Net Losses Ratio	1.02%
Four Month Average	1.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.28%

Overcollateralization Target Amount	8,785,976.54
Actual Overcollateralization	8,785,976.54
Weighted Average APR	3.84%
Weighted Average APR, Yield Adjusted	5.72%
Weighted Average Remaining Term	31.36

Flow of Funds	$ Amount

Collections	11,443,918.29
Investment Earnings on Cash Accounts	43,135.65
Servicing Fee	(174,782.69)
Transfer to Collection Account	0.00
Available Funds	11,312,271.25

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	273,196.50
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,230,495.60
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,785,976.54
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	1,022,602.61

Total Distributions of Available Funds	11,312,271.25

Servicing Fee	174,782.69
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 04/15/19	195,641,184.23
Principal Paid	10,016,472.14
Note Balance @ 05/15/19	185,624,712.09

Class A-1
Note Balance @ 04/15/19	0.00
Principal Paid	0.00
Note Balance @ 05/15/19	0.00
Note Factor @ 05/15/19	0.0000000%

Class A-2
Note Balance @ 04/15/19	0.00
Principal Paid	0.00
Note Balance @ 05/15/19	0.00
Note Factor @ 05/15/19	0.0000000%

Class A-3
Note Balance @ 04/15/19	102,811,184.23
Principal Paid	10,016,472.14
Note Balance @ 05/15/19	92,794,712.09
Note Factor @ 05/15/19	35.4178290%

Class A-4
Note Balance @ 04/15/19	74,800,000.00
Principal Paid	0.00
Note Balance @ 05/15/19	74,800,000.00
Note Factor @ 05/15/19	100.0000000%

Class B
Note Balance @ 04/15/19	18,030,000.00
Principal Paid	0.00
Note Balance @ 05/15/19	18,030,000.00
Note Factor @ 05/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	273,196.50
Total Principal Paid	10,016,472.14
Total Paid	10,289,668.64

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.77000%
Interest Paid	151,646.50
Principal Paid	10,016,472.14
Total Paid to A-3 Holders	10,168,118.64

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3181031
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.6629276
Total Distribution Amount	11.9810307

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5788034
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	38.2308097
Total A-3 Distribution Amount	38.8096131

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	122.85
Noteholders' Principal Distributable Amount	877.15

Account Balances	$ Amount

Reserve Account
Balance as of 04/15/19	22,196,494.13
Investment Earnings	42,373.08
Investment Earnings Paid	(42,373.08)
Deposit/(Withdrawal)	-
Balance as of 05/15/19	22,196,494.13
Change	-

Total Reserve Amount	22,196,494.13